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                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: June 30, 2009
                                               -----------------------

Check Here if Amendment / /; Amendment Number:
                                               ---------
   This Amendment (Check only one.):    / / is a restatement.
                                        / / adds new holdings entries.

Institutional Investment Manager Filing this Report:

   Name:         Sheffield Asset Management, L.L.C.
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   Address:      900 N. Michigan Avenue, Suite 1100
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                 Chicago, Illinois 60611
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Form 13F File Number: 28-12168
                         ---------------------

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:    Amy Rosenow
         -------------------------------
Title:   Chief Operating Officer
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Phone:   (312) 506-6403
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Signature, Place, and Date of Signing:

         /s/ Amy Rosenow              Chicago, Illinois   August 14, 2009
   -------------------------------    -----------------   ---------------
           [Signature]                  [City, State]          [Date]

Report Type (Check only one.):

/X/ 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

/ / 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

/ / 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

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                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:      0
                                        --------------------

Form 13F Information Table Entry Total: 18
                                        --------------------

Form 13F Information Table Value Total: 209,265
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                                            (thousands)

List of Other Included Managers:

None

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                           FORM 13F INFORMATION TABLE

      COLUMN 1               COLUMN 2       COLUMN 3 COLUMN 4         COLUMN 5         COLUMN 6    COLUMN 7          COLUMN 8
------------------------- ---------------- --------- -------- ---------------------- ------------ ---------- ----------------------
                             TITLE OF                 VALUE    SHRS OR   SH/   PUT/   INVESTMENT    OTHER       VOTING AUTHORITY
   NAME OF ISSUER              CLASS         CUSIP   (x$1000)  PRN AMT   PRN   CALL   DISCRETION   MANAGERS  SOLE   SHARED   NONE
------------------------- ---------------- --------- -------- --------- ----- ------ ------------ ---------- ----  --------- ------
ALLEGHENY ENERGY INC           COM         017361106   32,685 1,274,254  SH             OTHER         *            1,274,254
AMERICAN EAGLE
 OUTFITTERS NEW                COM         02553E106   11,247   793,729  SH             OTHER         *              793,729
CERNER CORP                    PUT         156782104      162   380,000  SH     PUT     OTHER         *
DEVON ENERGY CORP NEW          COM         25179M103    5,205    95,500  SH             OTHER         *               95,500
EOG RES INC                    COM         26875P101    9,488   139,700  SH             OTHER         *              139,700
HOME DEPOT INC`                COM         437076102   35,132 1,486,765  SH             OTHER         *            1,486,765
INTERFACE INC                 CL A         458665106   22,663 3,643,534  SH             OTHER         *            3,643,534
INTL PAPER CO INC              COM         460146103    3,926   259,500  SH             OTHER         *              259,500
KOHLS CORP                     COM         500255104   16,955   394,614  SH             OTHER         *              394,614
LOWES COS INC                  COM         548661107   24,053 1,239,184  SH             OTHER         *            1,239,184
MDS INC                        COM         55269P302    1,068   200,000  SH             OTHER         *              200,000
MGIC INVT CORP WIS             COM         552848103    1,956   444,560  SH             OTHER         *              444,560
MOHAWK INDS INC               CALL         608190104       75   271,900  SH    CALL     OTHER         *
POWERSHARES DB CMDTY
 IDX TRA                  UNIT BEN INT     73935S105    5,194   204,100  SH             OTHER         *              204,100
SIGNET JEWELERS LIMITED        SHS         G81276100   17,649   847,690  SH             OTHER         *              847,690
STAPLES INC                    COM         855030102    9,238   457,800  SH             OTHER         *              457,800
VALERO ENERGY CORP NEW         COM         91913Y100   12,499   740,000  SH             OTHER         *              740,000
WHIRLPOOL CORP                CALL         963320106       70   200,000  SH    CALL     OTHER         *

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*This form is being filed by Sheffield Asset Management,  L.L.C. ("SAM"),  which
serves  as  General   Partner  of  Sheffield   Partners,   L.P.  and   Sheffield
Institutional Partners, L.P. and Investment Advisor to Sheffield International Partners Master, Ltd. (collectively, the "Funds") with respect to the shares of common stock directly owned by the Funds. The members of SAM are Brian J. Feltzin and Craig C. Albert.